Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Fees	Infrastructure	Total Payments
Total	$ 458,000	$ 420,000	$ 1,138,000	$ 2,016,000
ECUADOR | Decentralized Autonomous Parish Government of San Antonio
Total			$ 1,138,000	1,138,000
ECUADOR | Government of Ecuador
Total	149,000	$ 420,000		569,000
ECUADOR | Municipal Government Of Quito
Total	113,000			113,000
ECUADOR | Municipal Government Of Canton Morona
Total	100,000			100,000
ECUADOR | Municipal Government Of Limon Indanza
Total	$ 96,000			$ 96,000